UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-21949

Deutsche High Income Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2015 (Unaudited)

Deutsche High Income Opportunities Fund, Inc.

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 118.9%
Consumer Discretionary 33.3%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		270,000	270,675
Ally Financial, Inc.:
3.25%, 2/13/2018		1,765,000	1,756,175
3.25%, 11/5/2018		825,000	809,531
3.5%, 1/27/2019		1,445,000	1,425,131
4.125%, 3/30/2020		610,000	606,950
Altice Financing SA:
144A, 6.5%, 1/15/2022		320,000	316,800
144A, 7.875%, 12/15/2019		420,000	436,800
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	447,300
AMC Entertainment, Inc., 5.875%, 2/15/2022		430,000	436,450
AMC Networks, Inc., 7.75%, 7/15/2021		165,000	173,250
AmeriGas Finance LLC:
6.75%, 5/20/2020		885,000	860,662
7.0%, 5/20/2022		680,000	657,900
APX Group, Inc., 6.375%, 12/1/2019		375,000	359,063
Asbury Automotive Group, Inc.:
6.0%, 12/15/2024		1,020,000	1,053,150
144A, 6.0%, 12/15/2024		885,000	913,762
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		560,000	583,800
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		620,000	527,000
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		935,000	885,912
5.5%, 4/1/2023		1,285,000	1,288,212
Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023		375,000	382,031
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	711,425
Boyd Gaming Corp., 6.875%, 5/15/2023		310,000	318,525
Caleres, Inc., 6.25%, 8/15/2023		250,000	246,250
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		830,000	830,000
144A, 5.375%, 5/1/2025		620,000	616,900
144A, 5.875%, 5/1/2027		1,035,000	1,029,825
6.5%, 4/30/2021		2,600,000	2,704,000
CCOH Safari LLC, 144A, 5.75%, 2/15/2026		1,195,000	1,197,987
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,190,000	1,071,000
144A, 6.375%, 9/15/2020		1,480,000	1,446,700
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		314,389	315,175
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		445,000	429,425
Series B, 6.5%, 11/15/2022		665,000	648,375
Series A, 7.625%, 3/15/2020		105,000	95,550
Series B, 7.625%, 3/15/2020		2,565,000	2,369,419
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		40,000	39,900
CSC Holdings LLC:
5.25%, 6/1/2024		465,000	408,038
6.75%, 11/15/2021		1,500,000	1,473,750
Dana Holding Corp., 5.5%, 12/15/2024		385,000	373,450
Delphi Corp., 5.0%, 2/15/2023		490,000	518,420
DISH DBS Corp.:
4.25%, 4/1/2018		530,000	531,325
5.0%, 3/15/2023		685,000	594,238
5.125%, 5/1/2020		6,500,000	6,435,000
6.75%, 6/1/2021		145,000	146,088
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		2,100,000	2,168,250
144A, 5.75%, 3/1/2023		665,000	688,275
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		740,000	749,250
5.25%, 4/15/2023		1,071,000	1,052,257
Global Partners LP, 7.0%, 6/15/2023		500,000	410,000
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023		360,000	369,000
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		880,000	871,200
144A, 5.25%, 12/15/2023		1,265,000	1,252,350
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		565,000	576,300
7.5%, 7/15/2020		200,000	208,000
11.5%, 7/15/2020		675,000	747,562
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	252,225
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		2,050,000	1,988,500
Lennar Corp., 4.75%, 11/15/2022		890,000	882,435
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		100,000	98,500
144A, 7.0%, 9/1/2020		675,000	698,625
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		430,000	442,900
Mediacom Broadband LLC:
5.5%, 4/15/2021		100,000	96,250
6.375%, 4/1/2023		800,000	782,000
Mediacom LLC, 7.25%, 2/15/2022		200,000	202,000
MGM Resorts International:
6.0%, 3/15/2023		580,000	575,650
6.75%, 10/1/2020		834,000	856,935
7.5%, 6/1/2016		550,000	560,142
7.625%, 1/15/2017		385,000	401,363
8.625%, 2/1/2019		950,000	1,052,419
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		520,000	509,194
Neptune Finco Corp.:
144A, 6.625%, 10/15/2025		260,000	270,400
144A, 10.125%, 1/15/2023		715,000	745,387
144A, 10.875%, 10/15/2025		650,000	680,875
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		290,000	286,375
Numericable-SFR:
144A, 4.875%, 5/15/2019		975,000	966,469
144A, 6.0%, 5/15/2022		1,455,000	1,411,350
Penske Automotive Group, Inc., 5.375%, 12/1/2024		1,360,000	1,373,600
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	687,587
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		310,000	325,888
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	377,813
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		120,000	118,650
144A, 5.375%, 4/15/2023		50,000	49,750
Sally Holdings LLC, 5.625%, 12/1/2025		905,000	914,050
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		775,000	759,500
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	234,413
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		210,000	219,450
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		405,000	424,238
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		260,000	266,500
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	559,350
Starz LLC, 5.0%, 9/15/2019		295,000	298,688
Suburban Propane Partners LP, 5.75%, 3/1/2025		280,000	226,800
Toll Brothers Finance Corp., 4.875%, 11/15/2025		590,000	579,675
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		280,000	273,700
UCI International LLC, 8.625%, 2/15/2019		235,000	81,075
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,630,000	1,625,925
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		520,000	426,400
144A, 8.5%, 10/15/2022		375,000	355,313
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		330,000	306,075
			72,078,197
Consumer Staples 2.8%
Aramark Services, Inc., 144A, 5.125%, 1/15/2024		370,000	376,938
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	361,905
Chiquita Brands International, Inc., 7.875%, 2/1/2021		151,000	158,173
Constellation Brands, Inc., 4.75%, 12/1/2025		150,000	152,813
Cott Beverages, Inc.:
5.375%, 7/1/2022		855,000	837,900
6.75%, 1/1/2020		385,000	397,512
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	223,600
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		470,000	426,525
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		405,000	352,350
144A, 7.25%, 6/1/2021		1,015,000	1,007,387
144A, 8.25%, 2/1/2020		295,000	295,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		395,000	384,138
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		175,000	178,500
Smithfield Foods, Inc., 6.625%, 8/15/2022		18,000	18,675
The WhiteWave Foods Co., 5.375%, 10/1/2022		785,000	830,137
			6,001,553
Energy 10.4%
Antero Resources Corp.:
5.125%, 12/1/2022		685,000	520,600
5.375%, 11/1/2021		495,000	396,000
144A, 5.625%, 6/1/2023		400,000	312,000
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		145,000	97,513
144A, 5.625%, 6/1/2024		185,000	123,950
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		430,000	296,700
California Resources Corp.:
5.0%, 1/15/2020		152,000	54,150
6.0%, 11/15/2024		63,000	19,215
144A, 8.0%, 12/15/2022		571,000	300,489
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		520,000	421,200
Chesapeake Energy Corp., 5.75%, 3/15/2023		785,000	227,650
Concho Resources, Inc., 5.5%, 4/1/2023		1,095,000	1,012,875
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		190,000	132,525
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		540,000	480,600
144A, 8.125%, 9/15/2023		615,000	553,500
EP Energy LLC, 6.375%, 6/15/2023		455,000	227,500
Gulfport Energy Corp., 6.625%, 5/1/2023		205,000	171,175
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		375,000	311,250
144A, 5.75%, 10/1/2025		715,000	622,050
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	202,950
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		325,000	240,500
Laredo Petroleum, Inc., 6.25%, 3/15/2023		610,000	530,700
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		435,000	304,500
144A, 7.0%, 3/31/2024		680,000	482,800
Memorial Resource Development Corp., 5.875%, 7/1/2022		375,000	328,125
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		575,000	603,750
Newfield Exploration Co.:
5.375%, 1/1/2026		300,000	248,250
5.75%, 1/30/2022		390,000	345,150
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		820,000	545,300
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		1,185,000	758,400
6.875%, 1/15/2023		405,000	251,100
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		80,000	76,400
Range Resources Corp., 144A, 4.875%, 5/15/2025		815,000	619,400
Regency Energy Partners LP:
5.0%, 10/1/2022		245,000	217,040
5.875%, 3/1/2022		55,000	51,841
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		105,000	76,650
RSP Permian, Inc.:
6.625%, 10/1/2022		950,000	874,000
144A, 6.625%, 10/1/2022		205,000	188,600
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,240,000	1,140,800
5.625%, 4/15/2023		280,000	245,700
144A, 5.625%, 3/1/2025		490,000	414,662
5.75%, 5/15/2024		1,595,000	1,387,650
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	562,175
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		155,000	130,200
Sunoco LP:
144A, 5.5%, 8/1/2020		300,000	284,250
144A, 6.375%, 4/1/2023		300,000	282,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		345,000	148,350
Targa Resources Partners LP:
4.125%, 11/15/2019		145,000	120,712
144A, 5.0%, 1/15/2018		1,020,000	943,500
Tesoro Corp., 4.25%, 10/1/2017		400,000	409,000
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	187,500
Whiting Petroleum Corp.:
5.75%, 3/15/2021		360,000	262,440
6.25%, 4/1/2023		1,940,000	1,396,800
Williams Partners LP, 6.125%, 7/15/2022		615,000	581,770
WPX Energy, Inc., 7.5%, 8/1/2020		975,000	789,750
			22,513,657
Financials 8.7%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,348,750
AerCap Ireland Capital Ltd.:
4.625%, 10/30/2020		670,000	685,912
5.0%, 10/1/2021		240,000	247,200
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	474,700
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,263,537
CIT Group, Inc.:
3.875%, 2/19/2019		2,130,000	2,119,350
5.25%, 3/15/2018		1,045,000	1,078,962
CNO Financial Group, Inc.:
4.5%, 5/30/2020		155,000	158,100
5.25%, 5/30/2025		315,000	320,513
Credit Agricole SA, 144A, 7.875%, 1/29/2049		635,000	649,287
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		575,000	602,313
E*TRADE Financial Corp.:
4.625%, 9/15/2023		395,000	401,419
5.375%, 11/15/2022		345,000	361,388
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		460,000	471,500
(REIT), 5.375%, 4/1/2023		1,275,000	1,300,500
(REIT), 5.75%, 1/1/2025		345,000	352,763
(REIT), 5.875%, 1/15/2026		305,000	314,150
International Lease Finance Corp.:
3.875%, 4/15/2018		1,370,000	1,380,275
5.75%, 5/15/2016		205,000	207,819
6.25%, 5/15/2019		605,000	648,106
8.75%, 3/15/2017		1,220,000	1,299,300
Morgan Stanley, Series H, 5.45%, 7/29/2049		295,000	287,994
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		545,000	555,900
(REIT), 6.875%, 5/1/2021		550,000	570,625
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		505,000	525,200
Societe Generale SA, 144A, 7.875%, 12/29/2049		795,000	792,058
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		490,000	486,938
			18,904,559
Health Care 14.0%
Alere, Inc., 144A, 6.375%, 7/1/2023		400,000	374,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,160,000	2,170,800
5.125%, 8/1/2021		105,000	104,475
6.875%, 2/1/2022		2,140,000	2,030,325
7.125%, 7/15/2020		4,030,000	4,014,887
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		205,000	177,838
Endo Finance LLC:
144A, 5.75%, 1/15/2022		420,000	407,400
144A, 5.875%, 1/15/2023		425,000	416,500
Endo Ltd.:
144A, 6.0%, 7/15/2023		445,000	442,775
144A, 6.0%, 2/1/2025		290,000	285,650
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		405,000	436,388
144A, 6.5%, 9/15/2018		210,000	231,004
Fresenius Medical Care U.S. Finance, Inc., 144A, 5.75%, 2/15/2021		235,000	251,450
HCA, Inc.:
5.875%, 2/15/2026		1,450,000	1,455,437
6.5%, 2/15/2020		2,155,000	2,347,872
7.5%, 2/15/2022		804,000	890,430
Hologic, Inc., 144A, 5.25%, 7/15/2022		200,000	204,000
Horizon Pharma Financing, Inc., 144A, 6.625%, 5/1/2023		325,000	289,250
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	478,950
LifePoint Health, Inc.:
5.5%, 12/1/2021		515,000	524,013
5.875%, 12/1/2023		520,000	527,800
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		345,000	332,063
144A, 5.625%, 10/15/2023		625,000	593,750
Tenet Healthcare Corp.:
144A, 4.012% **, 6/15/2020		380,000	370,500
6.0%, 10/1/2020		1,500,000	1,578,750
6.25%, 11/1/2018		1,975,000	2,078,687
6.75%, 6/15/2023		800,000	742,000
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		765,000	719,100
144A, 5.875%, 5/15/2023		705,000	629,213
144A, 6.125%, 4/15/2025		2,070,000	1,847,475
144A, 6.375%, 10/15/2020		475,000	458,375
144A, 6.75%, 8/15/2018		915,000	906,765
144A, 7.5%, 7/15/2021		1,985,000	1,980,037
			30,297,959
Industrials 11.7%
ADT Corp.:
3.5%, 7/15/2022		285,000	255,075
5.25%, 3/15/2020		635,000	666,750
6.25%, 10/15/2021		880,000	919,204
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		865,000	899,600
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	922,300
Air Lease Corp., 4.75%, 3/1/2020		535,000	560,412
Allegion PLC, 5.875%, 9/15/2023		205,000	209,100
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		500,000	443,750
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	635,250
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		595,000	415,012
144A, 6.0%, 10/15/2022		485,000	339,985
144A, 7.5%, 3/15/2025		200,000	140,000
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		250,000	246,250
Casella Waste Systems, Inc., 7.75%, 2/15/2019		440,000	436,700
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,615,000	1,598,850
Covanta Holding Corp., 5.875%, 3/1/2024		430,000	389,150
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		520,000	542,100
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		270,000	226,800
DR Horton, Inc., 4.0%, 2/15/2020		185,000	186,055
EnerSys, 144A, 5.0%, 4/30/2023		105,000	104,475
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		235,000	215,025
FTI Consulting, Inc., 6.0%, 11/15/2022		375,000	392,812
Garda World Security Corp., 144A, 7.25%, 11/15/2021		540,000	464,400
Gates Global LLC, 144A, 6.0%, 7/15/2022		370,000	266,400
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		810,000	825,187
144A, 5.0%, 11/15/2025		360,000	365,400
Masonite International Corp., 144A, 5.625%, 3/15/2023		435,000	449,137
Meritor, Inc.:
6.25%, 2/15/2024		410,000	350,550
6.75%, 6/15/2021		975,000	897,000
Moog, Inc., 144A, 5.25%, 12/1/2022		340,000	343,400
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		505,000	501,844
Oshkosh Corp.:
5.375%, 3/1/2022		322,500	322,500
5.375%, 3/1/2025		50,000	49,000
Ply Gem Industries, Inc., 6.5%, 2/1/2022		810,000	736,875
SBA Communications Corp., 5.625%, 10/1/2019		370,000	385,725
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		540,000	551,135
Summit Materials LLC, 144A, 6.125%, 7/15/2023		600,000	591,000
Titan International, Inc., 6.875%, 10/1/2020		340,000	253,300
Triumph Group, Inc., 5.25%, 6/1/2022		245,000	197,225
United Rentals North America, Inc.:
4.625%, 7/15/2023		345,000	344,138
6.125%, 6/15/2023		45,000	46,013
7.375%, 5/15/2020		2,330,000	2,458,150
7.625%, 4/15/2022		565,000	603,815
USG Corp., 144A, 5.5%, 3/1/2025		25,000	25,375
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		485,000	367,388
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022		485,000	448,625
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		835,000	841,889
144A, 4.5%, 4/29/2022		1,120,000	1,094,800
144A, 4.75%, 4/29/2025		900,000	857,250
			25,382,176
Information Technology 6.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	211,150
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,680,000	1,759,800
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		625,000	629,687
144A, 6.125%, 11/1/2023		230,000	231,438
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		375,000	249,375
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		585,000	362,700
Cardtronics, Inc., 5.125%, 8/1/2022		280,000	270,200
CDW LLC:
5.5%, 12/1/2024		685,000	717,537
6.0%, 8/15/2022		755,000	796,525
EarthLink Holdings Corp., 7.375%, 6/1/2020		470,000	478,225
Entegris, Inc., 144A, 6.0%, 4/1/2022		290,000	293,625
First Data Corp.:
144A, 7.0%, 12/1/2023		600,000	600,000
144A, 8.75%, 1/15/2022		668,000	697,960
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		510,000	534,225
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		460,000	388,700
Informatica LLC, 144A, 7.125%, 7/15/2023		200,000	181,000
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,937,500
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		475,000	426,313
NCR Corp.:
5.875%, 12/15/2021		105,000	103,425
6.375%, 12/15/2023		260,000	256,100
NXP BV, 144A, 3.75%, 6/1/2018		1,125,000	1,130,625
Open Text Corp., 144A, 5.625%, 1/15/2023		380,000	376,200
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		300,000	277,500
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	50,250
			14,960,060
Materials 8.5%
ArcelorMittal, 5.125%, 6/1/2020		130,000	107,900
Ardagh Packaging Finance PLC:
144A, 3.512% **, 12/15/2019		640,000	625,600
144A, 6.75%, 1/31/2021		645,000	619,200
Ashland, Inc.:
3.875%, 4/15/2018		1,900,000	1,938,000
4.75%, 8/15/2022		1,800,000	1,750,500
Ball Corp.:
4.375%, 12/15/2020		255,000	258,984
5.25%, 7/1/2025		505,000	516,362
Berry Plastics Corp., 5.5%, 5/15/2022		800,000	797,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		280,000	271,600
Chemours Co.:
144A, 6.625%, 5/15/2023		385,000	269,500
144A, 7.0%, 5/15/2025		175,000	119,438
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		385,000	372,488
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		435,000	413,250
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		605,000	527,862
Crown Americas LLC, 6.25%, 2/1/2021		105,000	108,413
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		806,000	505,765
Hexion, Inc., 6.625%, 4/15/2020		1,015,000	789,162
Huntsman International LLC, 5.125%, 4/15/2021	EUR	475,000	480,072
Kaiser Aluminum Corp., 8.25%, 6/1/2020		490,000	512,050
Novelis, Inc., 8.75%, 12/15/2020		3,040,000	2,789,200
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	396,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		500,000	482,500
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		440,000	380,600
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		1,785,000	1,815,684
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		230,000	230,575
144A, 5.125%, 12/1/2024		115,000	115,000
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		390,000	331,500
Tronox Finance LLC:
6.375%, 8/15/2020		385,000	231,693
144A, 7.5%, 3/15/2022		490,000	284,200
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		190,000	191,900
144A, 5.625%, 10/1/2024		95,000	95,950
			18,327,948
Telecommunication Services 20.2%
B Communications Ltd., 144A, 7.375%, 2/15/2021		535,000	576,195
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		180,000	177,975
Series T, 5.8%, 3/15/2022		1,315,000	1,205,197
Series S, 6.45%, 6/15/2021		1,035,000	1,009,125
Series W, 6.75%, 12/1/2023		1,010,000	946,875
CommScope, Inc.:
144A, 4.375%, 6/15/2020		245,000	246,838
144A, 5.0%, 6/15/2021		490,000	469,788
CyrusOne LP, 6.375%, 11/15/2022		645,000	664,350
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		480,000	360,000
144A, 8.25%, 9/30/2020		2,154,000	1,777,050
Digicel Ltd.:
144A, 6.75%, 3/1/2023		745,000	622,075
144A, 7.0%, 2/15/2020		200,000	182,000
Frontier Communications Corp.:
6.25%, 9/15/2021		295,000	250,013
6.875%, 1/15/2025		1,295,000	1,066,756
7.125%, 1/15/2023		1,040,000	897,000
8.5%, 4/15/2020		1,380,000	1,383,450
144A, 10.5%, 9/15/2022		1,285,000	1,280,181
144A, 11.0%, 9/15/2025		665,000	658,350
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		435,000	461,100
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		855,000	671,175
7.25%, 10/15/2020		5,105,000	4,466,875
Level 3 Financing, Inc.:
5.375%, 8/15/2022		2,145,000	2,177,175
144A, 5.375%, 1/15/2024		360,000	361,800
144A, 5.375%, 5/1/2025		415,000	412,925
6.125%, 1/15/2021		2,160,000	2,235,600
7.0%, 6/1/2020		710,000	741,950
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		645,000	577,275
Plantronics, Inc., 144A, 5.5%, 5/31/2023		200,000	199,000
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	209,500
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		475,000	476,187
Sprint Corp., 7.125%, 6/15/2024		2,250,000	1,622,812
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		205,000	210,638
6.375%, 3/1/2025		1,047,000	1,057,470
6.464%, 4/28/2019		695,000	715,725
6.5%, 1/15/2026		30,000	30,285
6.625%, 11/15/2020		2,200,000	2,286,878
6.625%, 4/1/2023		1,500,000	1,530,000
Telesat Canada, 144A, 6.0%, 5/15/2017		4,185,000	4,216,387
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		2,080,000	1,960,400
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		67,500	71,719
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		486,000	513,945
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		975,000	948,187
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		375,000	392,344
Windstream Services LLC, 7.75%, 10/15/2020		160,000	134,800
Zayo Group LLC:
6.0%, 4/1/2023		880,000	831,600
6.375%, 5/15/2025		520,000	483,600
			43,770,570
Utilities 2.4%
Calpine Corp.:
5.375%, 1/15/2023		465,000	417,337
5.75%, 1/15/2025		465,000	410,363
DPL, Inc., 6.5%, 10/15/2016		419,000	419,000
Dynegy, Inc.:
7.375%, 11/1/2022		505,000	439,350
7.625%, 11/1/2024		905,000	773,594
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		525,000	430,500
NGL Energy Partners LP, 5.125%, 7/15/2019		370,000	292,300
NRG Energy, Inc., 6.25%, 5/1/2024		2,275,000	1,911,455
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		190,000	142,500
			5,236,399
Total Corporate Bonds (Cost $272,328,906)			257,473,078
Loan Participations and Assignments 17.5%
Senior Loans **
Consumer Discretionary 4.7%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,080,013	1,078,884
CSC Holdings, Inc., Term Loan B, 2.924%, 4/17/2020		3,624,848	3,618,070
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		2,385,000	2,388,398
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		817,204	816,738
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		698,940	698,000
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,554,225	1,509,059
			10,109,149
Consumer Staples 1.4%
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019		2,165,450	2,161,390
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		484,288	477,528
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		397,913	397,914
			3,036,832
Health Care 2.1%
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		561,450	557,430
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		190,287	185,976
Term Loan H, 4.0%, 1/27/2021		350,123	345,371
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		945,600	943,628
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,979,852	1,914,448
Term Loan B, 3.75%, 12/11/2019		677,092	655,256
			4,602,109
Industrials 1.8%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		473,782	474,256
Hertz Corp., Term Loan B, 3.75, 3/11/2018		750,000	749,344
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		618,975	609,885
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		2,242,002	2,092,539
			3,926,024
Information Technology 2.8%
First Data Corp.:
Term Loan, 3.918%, 3/24/2018		3,987,082	3,941,948
Term Loan, 4.418%, 3/24/2021		2,075,000	2,071,109
			6,013,057
Materials 2.0%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,211,325	2,121,501
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,924,592	1,909,898
PolyOne Corp., Term Loan B, 3.75%, 11/11/2022		310,000	310,679
			4,342,078
Telecommunication Services 0.5%
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		72,938	71,783
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		860,000	848,175
Term Loan B, 4.0%, 1/15/2020		115,000	114,825
			1,034,783
Utilities 2.2%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		3,383,000	3,234,994
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,630,337	1,590,598
			4,825,592
Total Loan Participations and Assignments (Cost $38,372,444)			37,889,624
		Shares	Value ($)
Cash Equivalents 2.0%
Central Cash Management Fund, 0.25% (b) (Cost $4,263,518)		4,263,518	4,263,518
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $314,964,868) †		138.4	299,626,220
Notes Payable		(40.2)	(87,000,000)
Other Assets and Liabilities, Net		1.8	3,836,772
Net Assets		100.0	216,462,992

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	525,000	322,536	430,500

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.
†	The cost for federal income tax purposes was $314,912,912. At December 31, 2015, net unrealized depreciation for all securities based on tax cost was $15,286,692. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,807,741 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,094,433.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At December 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (c)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (d)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	520,000[1]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	74,245	44,665	29,580

(c)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(d)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1	Barclays Bank PLC

As of December 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	489,250	USD	557,328	1/14/2016	25,513	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	55,930	EUR	51,000	1/14/2016	(493)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$257,473,078	$—	$257,473,078
Loan Participations and Assignments	—	37,889,624	—	37,889,624
Short-Term Investments (e)	4,263,518	—	—	4,263,518
Derivatives (f)
Credit Default Swap Contracts	—	29,580	—	29,580
Forward Foreign Currency Exchange Contracts	—	25,513	—	25,513
Total	$4,263,518	$295,417,795	$—	$299,681,313
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(493)	$—	$(493)
Total	$—	$(493)	$—	$(493)

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ 29,580	$ —
Foreign Exchange Contracts	$ —	$ 25,020

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016